Fair value measurement	12 Months Ended
Mar. 31, 2019
Fair value measurement

32. Fair value measurement

FASB Accounting Standards Codification “ASC” 820 (Topic 820) Fair Value Measures and Disclosures, defines fair value, establishes a framework for measuring fair value in US GAAP, and expands disclosures about fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level of input	Definition

Level 1	Unadjusted quoted market prices in active markets that are accessible at the measurement date for identical unrestricted assets or liabilities.

Level 2	Quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instrument.

Level 3	Inputs that are both significant to the fair value measurement and unobservable (i.e., supported with little or no market activity).

The following is a description of the valuation methodologies used for instruments measured at fair value, as well as the general classification of such instruments pursuant to the valuation hierarchy. These valuation methodologies were applied to all of the Bank’s financial assets and financial liabilities carried at fair value. For Level 1 instruments the valuation is based upon the unadjusted quoted prices of identical instruments traded in active markets. For Level 2 instruments, where such quoted market prices are not available, the valuation is based upon the quoted prices for similar instruments in active markets, the quoted prices for identical or similar instruments in markets that are not active, prices quoted by market participants and prices derived from standard valuation methodologies or internally developed models that primarily use, as inputs, such as interest rates, yield curves, volatilities and credit spreads, which are available from public sources such as Reuters, Bloomberg and the Fixed Income Money Markets and Derivatives Association of India. The valuation methodology primarily includes discounted cash flow techniques. Valuation adjustments may be made to ensure that financial instruments are recorded at fair value. These adjustments may include amounts to reflect counterparty credit quality and the Bank’s creditworthiness, among other things, as well as unobservable parameters. Any such valuation adjustments are applied consistently over time. The valuation of Level 3 instruments is based on valuation techniques or models which use significant market unobservable inputs or assumptions.

The Bank uses its quantitative pricing models to determine the fair value of its derivative instruments. These models use multiple market inputs including interest rates, prices and indices to generate continuous yield or pricing curves and volatility factors to value the positions that are observable directly or indirectly. Valuation adjustments may be made to ensure that financial instruments are recorded at fair value. These adjustments may include amounts to reflect counterparty credit quality and the Bank’s creditworthiness, among other things, as well as unobservable parameters. Any such valuation adjustments are applied consistently over time.

Financial assets and financial liabilities measured at fair value on a recurring basis:

Available for sale debt securities: Available for sale debt securities are carried at fair value. Such fair values were based on quoted market prices, if available. If quoted market prices did not exist, fair values were estimated using the market yield on the balance period to maturity on similar instruments and similar credit risks. The fair values of asset-backed and mortgage-backed securities is estimated based on revised estimated cash flows at each balance sheet date, discounted at current market pricing for transactions with similar risk. A reduction in the estimated cash flows of these instruments will adversely impact the value of these securities. A change in the timing of these estimated cash flows will also impact the value of these securities.

Trading securities: Trading securities are carried at fair value based on quoted market prices or market observable inputs.

Held to maturity securities: There were no HTM securities as of March 31, 2018 and March 31, 2019.

The following table summarizes investments measured at fair value on a recurring basis as of March 31, 2018, segregated by the level of the valuation inputs within the fair value hierarchy utilized to measure fair value:

	Fair Value Measurements Using
Particulars	Total		Quoted prices in active markets for identical assets (Level 1)		Significant other observable inputs (Level 2)		Significant unobservable inputs (Level 3)
			(In millions)
Trading account securities	Rs.	167,513.9	Rs.	3,652.4	Rs.	163,861.5	Rs.	0.0
Securities Available-for-Sale		2,221,443.3		4,009.7		2,198,899.0		18,534.6
Equity securities*#		559.3		559.3		0.0		0.0

Total	Rs.	2,389,516.5	Rs.	8,221.4	Rs.	2,362,760.5	Rs.	18,534.6

The following table summarizes investments measured at fair value on a recurring basis as of March 31, 2019, segregated by the level of the valuation inputs within the fair value hierarchy utilized to measure fair value:

	Fair Value Measurements Using
Particulars	Total		Quoted prices in active markets for identical assets (Level 1)		Significant other observable inputs (Level 2)		Significant unobservable inputs (Level 3)
			(In millions)
Trading account securities	Rs.	265,516.1	Rs.	1,999.6	Rs.	263,516.5	Rs.	0.0
Securities Available-for-Sale		2,633,348.4		34,807.2		2,559,728.3		38,812.9
Equity securities*#		11,024.0		2,390.1		8,633.9		0.0

Total	Rs.	2,909,888.5	Rs.	39,196.9	Rs.	2,831,878.7	Rs.	38,812.9

Total	US$	42,074.7	US$	566.7	US$	40,946.8	US$	561.2

*	Effective April 1, 2018, the Bank adopted ASU 2016-01 (See note 2(w)(ii) to the Consolidated Financial Statements for additional details).
#	Equity securities classified within other assets.

Available-for-Sale securities aggregating to Rs. 0.1 billion and classified as Level 1 as of March 31, 2018 were transferred to Level 2 during fiscal 2019.The following table summarizes, certain additional information about changes in the fair value of Level 3 assets pertaining to instruments carried at fair value for the years ended March 31, 2018 and March 31, 2019:

Particulars	As of March 31, 2018
	(in millions)

Beginning balance at April 1, 2017	Rs.	21,899.1
Total gains or losses (realized/unrealized)
-Included in net income		0.0
-Included in other comprehensive income		(76.9)
Purchases/additions		13,110.3
Sales		0.0
Issuances		0.0
Settlements		(16,397.9)
Transfers in Level 3		0.0
Transfers out of Level 3		0.0
Foreign currency translation adjustment		0.0

Ending balance at March 31, 2018	Rs.	18,534.6

Total amount of gains or (losses) included in net income attributable to change in unrealized gains or (losses) relating to assets still held at reporting date	Rs	0.0

Particulars	As of March 31, 2019
	(In millions)

Beginning balance at April 1, 2018	Rs.	18,534.6
Total gains or losses (realized/unrealized)
-Included in net income		0.0
-Included in other comprehensive income		355.9
Purchases/additions		42,885.7
Sales		0.0
Issuances		0.0
Settlements		(22,963.3)
Transfers in Level 3		0.0
Transfers out of Level 3		0.0
Foreign currency translation adjustment		0.0

Ending balance at March 31, 2019	Rs.	38,812.9

Total amount of gains or (losses) included in net income attributable to change in unrealized gains or (losses) relating to assets still held at reporting date	Rs	0.0

Derivatives: The Bank enters into forward exchange contracts, currency options, forward rate agreements, currency swaps and rupee interest rate swaps with inter-bank participants on its own account and for customers. These transactions enable customers to transfer, modify or reduce their foreign exchange and interest rate risks. Forward exchange contracts are commitments to buy or sell foreign currency at a future date at the contracted rate. Currency swaps are commitments to exchange cash flows by way of interest in one currency against another currency and exchange of principal amount at maturity based on predetermined rates. Rupee interest rate swaps are commitments to exchange fixed and floating rate cash flows in rupees.

The Bank uses its pricing models to determine the fair value of its derivative instruments. These models use market inputs that are observable directly or indirectly.

The following table summarizes derivative instruments measured at fair value on a recurring basis as of March 31, 2018, segregated by the level of the valuation inputs within the fair value hierarchy utilized to measure fair value:

			Fair Value Measurements Using
Particulars	Total		Quoted prices in active markets for identical assets (Level 1)		Significant other observable inputs (Level 2)		Significant unobservable inputs (Level 3)
	(In millions)
Derivative assets	Rs.	50,836.3	Rs.	0.0	Rs.	50,836.3	Rs.	0.0
Derivative liabilities	Rs.	56,124.7	Rs.	0.0	Rs.	56,124.7	Rs.	0.0

The following table summarizes derivative instruments measured at fair value on a recurring basis as of March 31, 2019, segregated by the level of the valuation inputs within the fair value hierarchy utilized to measure fair value:

			Fair Value Measurements Using
Particulars	Total		Quoted prices in active markets for identical assets (Level 1)		Significant other observable inputs (Level 2)		Significant unobservable inputs (Level 3)
	(In millions)
Derivative assets	Rs.	132,524.1	Rs.	0.0	Rs.	132,524.1	Rs.	0.0
Derivative liabilities	Rs.	128,449.0	Rs.	0.0	Rs.	128,449.0	Rs.	0.0